Intangible assets (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets
Accumulated amortization	$ (285,432)		¥ (1,572,660)		¥ (1,962,489)
Intangible Assets, Net (Excluding Goodwill), Total	4,130,668		1,616,238		28,400,406
Amortization expenses	56,698	¥ 389,829	678,692	¥ 598,272
Future amortization expenses
2019	60,159				413,621
2020	57,907				398,140
2021	33,139				227,845
2022	33,139				227,845
2023	33,139				227,845
License
Intangible assets
Intangible assets, Gross	3,781,543				26,000,000
Insurance broker license		¥ 26,000,000
Domain name and others
Intangible assets
Intangible assets, Gross	$ 634,557		¥ 3,188,898		¥ 4,362,895